Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Deferred Income Taxes
The current and deferred components of income tax expense (benefit) are as follows:

	December 31,
(dollars in thousands)	2013	2012	2011
Current	$1,065	$—	$233
Deferred	(3,457)	945	(444)
Provision for (benefit from) income taxes	$(2,392)	$945	$(211)

Reconciliation Between Provision for (benefit from) Income Taxes and Statutory Federal Income Tax
A reconciliation between the provision for (benefit from) income taxes and the amount computed by multiplying income by the current statutory federal income tax rate, for the years ended December 31, 2013, 2012 and 2011, respectively, is as follows:
	December 31,
(dollars in thousands)	2013	2012	2011
Income tax expense (benefit) at statutory rates	$(1,708)	$1,495	$533
Decrease due to:
Tax exempt income	(400)	(285)	(497)
Other	(284)	(265)	(247)
Provision for (benefit from) income taxes	$(2,392)	$945	$(211)

Net Deferred Tax Assets
Cumulative net deferred tax assets consist of the following components at December 31, 2013 and 2012:

	December 31,
	2013	2012
Deferred tax assets:
Allowance for loan losses	$5,021	$6,915
Net operating loss carryforward	7,361	1,548
Net unrealized loss on securities available for sale	4,325	—
Tax credit carryforward	2,400	994
Impairment on securities	702	1,696
Interest on nonaccrual loans	140	114
Accrued benefit cost	232	755
Depreciation and amortization	361	167
Home equity line closing cost	103	120
Defined benefit plan	266	229
Deferred compensation	143	107
Accrued compensated absences	66	65
Other real estate owned	275	1,116
Other	191	133
Total deferred tax assets	21,586	13,959
Deferred tax liabilities:
FHLB dividend	(8)	(8)
Goodwill and other intangible assets	(2,532)	(2,150)
Net unrealized gain on securities available for sale	—	(991)
Other	(109)	(123)
Total deferred tax liabilities	(2,649)	(3,272)
Net deferred tax asset	$18,937	$10,687